Document And Entity Information	9 Months Ended
Mar. 31, 2016
Document Information [Line Items]
Entity Registrant Name	Propanc Health Group Corp
Entity Central Index Key	0001517681
Entity Filer Category	Smaller Reporting Company
Document Type	S-1
Amendment Flag	false
Document Period End Date	Mar. 31, 2016